Revenue - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 2,000,000	$ 59,000
Revenue	1,284,291,000	1,165,787,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation	$ 105,049,000
Remaining performance obligation, period	1 year
Variable consideration - unpriced contract modifications
Disaggregation of Revenue [Line Items]
Revenue	$ 3,223,000	0
Variable consideration - unpriced contract modifications
Disaggregation of Revenue [Line Items]
Uncollected consideration	$ 3,223,000	0
Variable consideration - unpriced contract modifications | Customer One
Disaggregation of Revenue [Line Items]
Revenue derecognized		8,044,000
Variable consideration - unpriced contract modifications | Customer Two
Disaggregation of Revenue [Line Items]
Revenue derecognized		$ 822,000